Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payments [Abstract]
Schedule of Outstanding Warrants
For the Years ended December 31	2024	2023
Warrants created	4,060,000	2,060,000
Warrants available for grant	(669,549)	(208,250)
Warrants granted	3,389,750	1,851,750
Warrants terminated or lapsed	(404,983)	(213,977)
Warrants exercised	-	-
Total outstanding warrants	2,985,468	1,637,773

Schedule of Potential Shares from Outstanding Warrants
For The Years Ended December 31	2024	2023
As of January 1	1,637,773	1,225,778
Number of warrants cancelled/forfeited during the year	(190,305)	(43,505)
Number of warrants granted during the year	1,538,000	455,500
Number of potential shares from outstanding warrants	2,985,468	1,637,773

Schedule of Share-Based Compensation Expense Recognized in the Statement of Comprehensive Income

The share-based compensation expense recognized in the consolidated statement of profit or loss is given below as is the cumulated amount per the consolidated statement of financial position:

Thousands of $ For the Years ended December 31	2024	2023	2022
Share-based compensation in consolidated statement of profit or loss	1,725	665	867
Cumulated Share-based compensation in equity	13,878	12,139	11,474

Schedule of Outstanding Warrants and their Exercise Price

The table below presents the outstanding warrants and their exercise price at the end of each accounting year covered by the financial statements:

	Warrants	Weighted average exercise price	Potential shares from exercise of warrants
Granted in 2023	455,500	€2.91	455,500
Outstanding at December 31, 2023	1,637,773	€9.64	1,637,773
Exercisable at December 31, 2023	759,841	€14.07	759,841
Granted in 2024	1,538,000	$2.60	1,538,000
Outstanding at December 31, 2024	2,985,468	$6.09	2,985,468
Exercisable at December 31, 2024	1,098,918	$11.26	1,098,918

Schedule of Outstanding Potential Shares from Warrants

The following table provides an overview of the outstanding potential shares from warrants per personnel category at December 31, 2024 and 2023:

For the years ended december 31	2024	2023
Executive Director	1,289,375	489,375
Non-Executive Directors	215,875	25,650
Management team (excluding the Executive Director)	915,912	517,912
Other employees, consultants, and former service providers	564,306	604,836
Total outstanding	2,985,468	1,637,773

Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology

The fair value of each warrant is estimated on the date of grant using the Black-Scholes methodology with the following assumptions:

	Number of warrants granted			Expected	Expected	Risk-free	Expected duration (months)
Dates	to Belgian benef.	to other benef.	Exercise price (€)	dividend Yield	stock price volatility	interest rate	to Belgian benef.	to other benef.
06-May-22	-	500	€7.50	-	53.16%	1.64%	58.85	52.87
04-Aug-22	-	3,800	€7.97	-	55.63%	1.41%	55.89	49.91
03-Aug-22	-	42,500	€6.84	-	57.05%	1.50%	67.96	55.92
03-Aug-22	-	312,500	€6.84	-	57.05%	1.50%	73.97	61.94
04-Aug-22	-	1,000	€7.97	-	55.63%	1.41%	73.94	61.91
01-Oct-22	-	31,250	€7.40	-	57.26%	2.77%	72.03	60.00
01-Dec-22	-	1,500	€7.40	-	58.30%	2.40%	69.67	63.65
25-Mar-23	-	30,500	€3.20	-	71.42%	2.75%	72.26	60.26
3-May-23	-	11,000	€3.30	-	73.64%	2.92%	77.01	65.01
27-Apr-23	-	25,000	€3.20	-	73.60%	3.10%	77.21	65.21
22-Jun-23	-	1,000	€3.60	-	72.54%	3.11%	81.34	69.34
30-Jun-23	-	255,000	€2.90	-	72.62%	3.09%	81.07	69.07
04-Jul-23	-	1,000	€3.00	-	72.60%	3.14%	80.94	68.94
05-Sep-23	-	500	€3.00	-	73.75%	3.23%	72.90	60.90
18-Sep-23	-	85,000	€2.78	-	73.70%	3.34%	72.48	60.48
18-Sep-23	-	37,500	€2.78	-	73.70%	3.34%	78.44	66.44
09-Nov-23	-	1,500	€3.09	-	77.60%	3.32%	52.73	40.70
09-Nov-23	-	7,500	€3.09	-	77.60%	3.32%	76.75	64.75
01-Jan-24	-	500	$3.94	-	89.60%	3.38%	61.51	49.51
01-Jan-24	-	1,500	$3.94	-	89.60%	3.38%	69.01	57.01
01-Jan-24	-	2,000	$3.94	-	89.60%	3.38%	79.51	67.51
03-Apr-24	-	1,000	$2.93	-	91.93%	4.63%	77.92	65.92
04-Jun-24	-	1,500	$2.88	-	89.67%	4.33%	76.88	64.88
22-Jun-24	-	1,470,000	$2.62	-	89.31%	4.25%	82.29	70.29
1-Jul-24	-	500	$2.39	-	88.45%	4.48%	76.50	64.50
11-Jul-24	10,000	-	$2.81	-	89.80%	4.20%	82.18	69.18
1-Aug-24		500	$2.70	-	89.79%	3.99%	75.99	63.99
09-Oct-24		500	$2.01	-	90.47%	4.06%	74.73	61.73
09-Oct-24		50,000	$2.01	-	90.47%	4.06%	80.73	68.73